Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	$ 8,750	$ 4,680
Geological and geophysical expenses.	10,529	7,891	$ 14,951
Administrative expenses.	50,024	46,828	50,315
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts receivable, related party transactions	8,750	4,680	2,236
Amounts payable, related party transactions	$ (2,815)	$ (953)	$ (5,760)
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses.	$ 160	$ 160	$ 130
Description of nature of related party relationship	Non-Executive Director (a)	Non-Executive Director (a)	Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses.	$ 492	$ 656	$ 561
Description of nature of related party relationship	Former Executive Director (b)	Executive Director (b)	Executive Director (b)